INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,155,929	$ 962,258
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	254,868	248,711
United States [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	250,560	257,759
Europe [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	371,583	147,493
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 278,918	$ 308,295